Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

10. Stockholders’ Equity

Preferred Stock

The Company has 5,000,000 shares of authorized preferred stock, par value $0.0001. There were no preferred shares issued or outstanding as of December 31, 2014 and 2015.

Common Stock

The Company has 500,000,000 shares of authorized common stock, par value $0.0001.

Voting Rights

All holders of common stock are entitled to one vote per share.